Cover	Jul. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2022
Entity File Number	001-38188
Entity Registrant Name	SIMPLICITY ESPORTS AND GAMING COMPANY
Entity Central Index Key	0001708410
Entity Tax Identification Number	82-1231127
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7000 W. Palmetto Park Rd.
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33433
City Area Code	(855)
Local Phone Number	345-9467
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false